Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000131991
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class I
Trading Symbol	RWDIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/managed-volatility-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$161	1.58%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,318,073
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,318,445
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,318,073
Number of Portfolio Holdings	12
Advisory Fee	$1,318,445
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.3%
Money Market Funds	1.3%
Open End Funds	84.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	1.3%
Real Estate	13.9%
Fixed Income	83.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.3%
Lord Abbett High Yield Fund, Class I	18.3%
American High-Income Trust, Class F-3	18.2%
JPMorgan High Yield Fund, Class I	18.1%
Redwood Real Estate Income Fund, Class I	13.9%
Goldman Sachs High Yield Fund, Institutional Class	10.0%
Goldman Sachs Financial Square Government Fund, Administration Class	1.3%
Vanguard High-Yield Corporate Fund, Admiral Class	0.1%
Principal High Yield Fund, Institutional Class	0.0%
MainStay MacKay High Yield Corporate Bond Fund, Class I	0.0%

C000131992
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class N
Trading Symbol	RWDNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/managed-volatility-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$187	1.83%

Expenses Paid, Amount	$ 187
Expense Ratio, Percent	1.83%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,318,073
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,318,445
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,318,073
Number of Portfolio Holdings	12
Advisory Fee	$1,318,445
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.3%
Money Market Funds	1.3%
Open End Funds	84.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	1.3%
Real Estate	13.9%
Fixed Income	83.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.3%
Lord Abbett High Yield Fund, Class I	18.3%
American High-Income Trust, Class F-3	18.2%
JPMorgan High Yield Fund, Class I	18.1%
Redwood Real Estate Income Fund, Class I	13.9%
Goldman Sachs High Yield Fund, Institutional Class	10.0%
Goldman Sachs Financial Square Government Fund, Administration Class	1.3%
Vanguard High-Yield Corporate Fund, Admiral Class	0.1%
Principal High Yield Fund, Institutional Class	0.0%
MainStay MacKay High Yield Corporate Bond Fund, Class I	0.0%

C000131993
Shareholder Report [Line Items]
Fund Name	Redwood Managed Volatility Fund
Class Name	Class Y
Trading Symbol	RWDYX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/managed-volatility-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$161	1.58%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.58%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,318,073
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,318,445
InvestmentCompanyPortfolioTurnover	90.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$90,318,073
Number of Portfolio Holdings	12
Advisory Fee	$1,318,445
Portfolio Turnover	90%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	14.3%
Money Market Funds	1.3%
Open End Funds	84.4%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.8%
Money Market Funds	1.3%
Real Estate	13.9%
Fixed Income	83.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Blackrock Series Fund V-BlackRock High Yield Portfolio, Institutional Class	18.3%
Lord Abbett High Yield Fund, Class I	18.3%
American High-Income Trust, Class F-3	18.2%
JPMorgan High Yield Fund, Class I	18.1%
Redwood Real Estate Income Fund, Class I	13.9%
Goldman Sachs High Yield Fund, Institutional Class	10.0%
Goldman Sachs Financial Square Government Fund, Administration Class	1.3%
Vanguard High-Yield Corporate Fund, Admiral Class	0.1%
Principal High Yield Fund, Institutional Class	0.0%
MainStay MacKay High Yield Corporate Bond Fund, Class I	0.0%

C000195032
Shareholder Report [Line Items]
Fund Name	Redwood Systematic Macro Trend Fund
Class Name	Class I
Trading Symbol	RWSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/systematic-macro-trend
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$121	1.24%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 130,466,343
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,748,008
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$130,466,343
Number of Portfolio Holdings	58
Advisory Fee	$1,748,008
Portfolio Turnover	134%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	13.6%
Common Stocks	35.2%
Exchange-Traded Funds	50.4%
Money Market Funds	0.2%
Open End Funds	0.1%
Purchased Options	0.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	0.1%
Money Market Funds	0.2%
Purchased Options	0.5%
Industrials	2.9%
Materials	2.9%
Consumer Staples	3.2%
Communications	3.4%
Energy	3.5%
Health Care	3.8%
Consumer Discretionary	3.8%
Utilities	3.8%
Technology	4.3%
Real Estate	17.0%
Equity	50.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	24.2%
Redwood Real Estate Income Fund, Class I	13.6%
Schwab International Small-Cap Equity ETF	13.1%
Vanguard FTSE All World ex-US Small-Cap ETF	12.9%
International Business Machines Corporation	1.0%
Eversource Energy	0.9%
Ford Motor Company	0.9%
Best Buy Company, Inc.	0.9%
CVS Health Corporation	0.8%
FirstEnergy Corporation	0.8%

C000195033
Shareholder Report [Line Items]
Fund Name	Redwood Systematic Macro Trend Fund
Class Name	Class N
Trading Symbol	RWSNX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	855-733-3863
Additional Information Website	https://www.redwoodmutualfunds.com/funds/systematic-macro-trend
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$146	1.49%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Nov. 02, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 130,466,343
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 1,748,008
InvestmentCompanyPortfolioTurnover	134.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$130,466,343
Number of Portfolio Holdings	58
Advisory Fee	$1,748,008
Portfolio Turnover	134%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Closed End Funds	13.6%
Common Stocks	35.2%
Exchange-Traded Funds	50.4%
Money Market Funds	0.2%
Open End Funds	0.1%
Purchased Options	0.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Fixed Income	0.1%
Money Market Funds	0.2%
Purchased Options	0.5%
Industrials	2.9%
Materials	2.9%
Consumer Staples	3.2%
Communications	3.4%
Energy	3.5%
Health Care	3.8%
Consumer Discretionary	3.8%
Utilities	3.8%
Technology	4.3%
Real Estate	17.0%
Equity	50.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares MSCI EAFE ETF	24.2%
Redwood Real Estate Income Fund, Class I	13.6%
Schwab International Small-Cap Equity ETF	13.1%
Vanguard FTSE All World ex-US Small-Cap ETF	12.9%
International Business Machines Corporation	1.0%
Eversource Energy	0.9%
Ford Motor Company	0.9%
Best Buy Company, Inc.	0.9%
CVS Health Corporation	0.8%
FirstEnergy Corporation	0.8%